UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS
(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY 12207-1002
(Address of principal executive offices) (Zip code)

Peter J. McMillen
Nine Elk Street, Albany, NY 12207-1002
(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

Paradigm Value Fund

TICKER: PVFAX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Paradigm Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Paradigm Value Fund	$137	1.33%
Management's Discussion of Fund Performance

The Paradigm Value Fund (the"Fund") increased 5.72% in 2025, compared to a 12.59% increase for its benchmark, the Russell 2000 Value Index. Since inception (January 1, 2003) on an annualized basis, the Fund has returned 11.59%, compared to 9.34% for the benchmark.

The Industrials sector was the largest contributor to the portfolio in 2025 due to strong stock selection and an overweight allocation to the sector. Our overweight position in the Information Technology sector also resulted in the sector being an additional top contributor to the portfolio for the year.

The Health Care sector underperformed in 2025. It was the largest detractor to the portfolio due to stock-specific challenges in the Health Care Equipment & Supplies and Life Sciences Tools & Services industries.

How did the Fund perform over the past 10 years?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Value Fund	5.72%	6.95%	10.19%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Value Index	12.59%	8.88%	9.27%
Fund Statistics
Net Assets ($)	$46,598,469
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	27%
Total Advisory Fees Paid ($)	$612,629
What did the Fund invest in?
Top 10 Holdings	% of Total Investments
EMCOR Group Inc.	7.5%
Kulicke & Soffa Industries Inc.	4.4%
RadNet, Inc.	4.2%
Insight Enterprises, Inc.	4.2%
A10 Networks, Inc.	4.2%
Addus HomeCare Corporation	4.1%
Enviri Corporation	3.8%
American Eagle Outfitters, Inc.	3.8%
Tactile Systems Technology, Inc.	3.7%
Sensient Technologies Corporation	3.5%

1

Sectors (% of Total Investments)

Material Fund Changes

Effective May 1, 2025, the Fund contractually reduced the Management Fees to 1.25%.

Availability of Additional Information about the Fund

Additional information is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/, including its:

  Prospectus

  Holdings

  Fund Commentary

  Financial Information

  Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-595-3044 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Paradigm Select Fund

TICKER: PFSLX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Paradigm Select Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Paradigm Select Fund	$123	1.15%
Management's Discussion of Fund Performance

The Paradigm Select Fund (the "Fund") appreciated 13.27% in 2025, compared to an increase of 11.91% for its benchmark, the Russell 2500 Index. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 10.45%, compared to 8.93% for the benchmark.

The Information Technology sector, followed by the Industrials sector, were the largest contributors to the portfolio in 2025 primarily due to overweight sector allocations. Strong stock selection in the Information Technology sector also contributed to the portfolio, outperforming with a return of 33.73% versus the benchmark return of 15.49% for the year.

There were no material detractors to the portfolio in 2025.

How did the Fund perform over the past 10 years?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Select Fund	13.27%	10.12%	13.10%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2500® Index	11.91%	7.26%	10.41%
Fund Statistics
Net Assets ($)	$124,190,872
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	15%
Total Advisory Fees Paid ($)	$1,350,370
Total Advisory Fees Before Waiver ($)	$1,492,674
What did the Fund invest in?
Top 10 Holdings	% of Total Investments
Natera, Inc.	11.0%
EMCOR Group Inc.	7.6%
Lumentum Holdings Inc.	7.3%
Goldman Sachs FS Government Fund Institutional Class	6.5%
Globus Medical, Inc. - Class A	6.1%
Teradyne, Inc.	5.2%
Marvell Technology, Inc.	4.7%
Carpenter Technology Corporation	4.0%
Zurn Elkay Water Solutions Corporation	3.8%
Builders FirstSource, Inc.	3.5%

1

Sectors (% of Total Investments)

Material Fund Changes

Effective May 1, 2025, the Fund contractually reduced the Management Fees to 1.15%.

Availability of Additional Information about the Fund

Additional information is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/, including its:

  Prospectus

  Holdings

  Fund Commentary

  Financial Information

  Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-595-3044 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Paradigm Micro-Cap Fund

TICKER: PVIVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Paradigm Micro-Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Paradigm Micro-Cap Fund	$122	1.25%
Management's Discussion of Fund Performance

The Paradigm Micro-Cap Fund (the "Fund") decreased 4.79% in 2025, compared to an increase of 22.98% for its benchmark, the Russell Microcap Index. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 8.93%, compared to 7.76% for the benchmark.

The Industrials sector was the largest contributor to the portfolio in 2025 due to an overweight allocation to the sector. Stocks in the Commercial and Professional Services industry outperformed, returning 16.72% versus (25.73%) for the benchmark. Likewise, stocks in the Commercial Services & Supplies industry performed strongly returning 132.79% versus 8.64% for the benchmark.

Health Care was the largest detractor to the portfolio in 2025 due to stock-specific challenges in the Health Care Equipment & Supplies and Life Sciences Tools & Services industries. Strong stock selection in the Healthcare Providers & Services industry partially offset the negative performance of the sector for the year.

How did the Fund perform over the past 10 years?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Micro-Cap Fund	-4.79%	5.29%	11.81%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Microcap® Index	22.98%	7.32%	9.58%
Fund Statistics
Net Assets ($)	$134,272,610
Number of Portfolio Holdings	40
Portfolio Turnover Rate (%)	87%
Total Advisory Fees Paid ($)	$1,802,626
What did the Fund invest in?
Top 10 Holdings	% of Total Investments
Modine Manufacturing Company	9.8%
Goldman Sachs FS Government Fund Institutional Class	9.2%
Onto Innovation Inc.	5.8%
The Ensign Group, Inc.	5.1%
Integra LifeSciences Holdings Corporation	4.5%
Orthofix Medical, Inc.	4.4%
Enviri Corp.	3.9%
Veeco Instruments Inc.	3.8%
The Pennant Group, Inc.	3.7%
Extreme Networks, Inc.	3.7%

1

Sectors (% of Total Investments)

Availability of Additional Information about the Fund

Additional information is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/, including its:

  Prospectus

  Holdings

  Fund Commentary

  Financial Information

  Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-595-3044 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William P. Phalen is an audit committee financial expert. Mr. Phalen is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/25	FYE 12/31/24
Audit Fees	$33,400	$32,400
Audit-Related Fees	$0	$0
Tax Fees	$10,500	$10,500
All Other Fees	$1,000	$1,000

Nature of Tax Fees: includes fees for services performed with respect to tax compliance.
All Other Fees: Semi-Annual Report and Semi-Annual Financials review.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 12/31/25	FYE 12/31/24
Registrant	$11,500	$11,500
Registrant's Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Paradigm Value Fund

		Schedule of Investments
		December 31, 2025
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
109,600	A10 Networks, Inc.	$ 1,938,824
40,000	Extreme Networks, Inc. *	666,000
		2,604,824	5.59%

Computer Peripheral Equipment, NEC
160,000	Xerox Holdings Corporation	379,200	0.81%

Dental Equipment & Supplies
140,000	DENTSPLY SIRONA Inc.	1,600,200	3.43%

Electrical Work
5,700	EMCOR Group Inc.	3,487,203	7.48%

In Vitro & In Vivo Diagnostic Substances
31,200	QuidelOrtho Corporation *	891,072	1.91%

Industrial Organic Chemicals
17,500	Sensient Technologies Corporation	1,644,125	3.53%

Laboratory Analytical Instruments
12,500	Revvity, Inc.	1,209,375	2.60%

Measuring & Controlling Devices, NEC
4,000	Onto Innovation Inc. *	631,440	1.35%

National Commercial Banks
32,000	First Merchants Corporation	1,199,360
9,000	National Bank Holdings Corporation - Class A	342,090
		1,541,450	3.31%

Printed Circuit Boards
4,000	Jabil, Inc.	912,080	1.96%

Retail - Catalog & Mail-Order Houses
24,064	Insight Enterprises, Inc. *	1,960,494	4.21%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	1,782,612	3.83%

Semiconductors & Related Devices
44,600	Kulicke & Soffa Industries Inc. (Singapore)	2,031,976
11,700	Qorvo, Inc. *	988,767
		3,020,743	6.48%

Services - Business Services, NEC
5,900	Concentrix Corporation	245,322	0.53%

Services - Health Services
20,000	The Pennant Group, Inc. *	563,000	1.21%

Services - Help Supply Services
35,200	Kforce Inc.	1,088,384	2.34%

Services - Home Health Care Services
17,800	Addus HomeCare Corporation *	1,911,542	4.10%

Services - Medical Laboratories
27,700	RadNet, Inc. *	1,976,395	4.24%

Services - Prepackaged Software
6,666	Consensus Cloud Solutions Inc. *	145,452	0.31%

Services - Services, NEC
100,000	Enviri Corporation *	1,792,000	3.85%

Services - Skilled Nursing Care Facilities
6,000	The Ensign Group, Inc.	1,045,200	2.24%

Special Industry Machinery (No Metalworking Machinery)
3,200	Kadant Inc.	912,064	1.96%

Special Industry Machinery, NEC
26,800	Azenta, Inc. *	891,368
30,000	Veeco Instruments Inc. *	857,400
		1,748,768	3.75%

State Commercial Banks
6,000	Banner Corporation	375,960
22,000	Renasant Corporation	774,840
		1,150,800	2.47%

Surgical & Medical Instruments & Apparatus
80,000	Integra LifeSciences Holdings Corporation *	993,600
80,000	Orthofix Medical Inc. *	1,212,800
60,000	Tactile Systems Technology, Inc. *	1,740,000
		3,946,400	8.47%

Telegraph & Other Message Communications
7,200	Ziff Davis, Inc. *	253,080	0.54%

Telephone & Telegraph Apparatus
60,000	ADTRAN Holdings, Inc. *	521,400
3,000	Fabrinet (Thailand) *	1,365,840
		1,887,240	4.05%

Transportation Services
5,800	GATX Corp.	983,680	2.11%

Water, Sewer, Pipeline, Comm & Power Line Construction
5,000	Primoris Services Corporation	620,700	1.33%

Wholesale - Computers & Peripheral Equipment & Software
10,832	TD SYNNEX Corporation	1,627,291	3.49%

Women's, Misses': and Juniors Outerwear
20,000	J. Jill, Inc.	274,400	0.59%

Wood Household Furniture, (No Upholstered)
80,000	MasterBrand, Inc. *	883,200	1.90%

Total for Common Stocks (Cost $20,017,430)		44,719,736	95.97%

REAL ESTATE INVESTMENT TRUSTS
10,450	Mid-America Apartment Communities Inc.	1,451,610	3.11%
Total for Real Estate Investment Trusts (Cost $292,493)

MONEY MARKET FUNDS
496,311	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.61% **	496,311	1.07%
Total for Money Market Funds (Cost $496,311)

Total Investment Securities		46,667,657	100.15%
	(Cost $20,806,234)

Liabilities in Excess of Other Assets		(69,188)	-0.15%

Net Assets		$ 46,598,469	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at December 31, 2025.
The accompanying notes are an integral part of these financial statements.

Paradigm Select Fund

		Schedule of Investments
		December 31, 2025
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Communications Equipment, NEC
24,600	Lumentum Holdings Inc. *	$ 9,067,314	7.30%

Dental Equipment & Supplies
80,000	DENTSPLY SIRONA Inc.	914,400	0.74%

Electrical Work
15,400	EMCOR Group Inc.	9,421,566	7.59%

Electromedical & Electrotherapeutic Apparatus
10,200	Masimo Corporation *	1,326,612	1.07%

Fire, Marine & Casualty Insurance
6,450	American Financial Group Inc.	881,586	0.71%

General Industrial Machinery & Equipment
102,300	Zurn Elkay Water Solutions Corporation	4,755,927	3.83%

In Vitro & In Vivo Diagnostic Substances
62,390	QuidelOrtho Corporation *	1,781,858	1.43%

Industrial Organic Chemicals
27,100	Sensient Technologies Corporation	2,546,045	2.05%

Instruments for Measurement & Testing of Electricity & Electric Signals
33,650	Teradyne, Inc.	6,513,294	5.24%

Laboratory Analytical Instruments
25,000	Revvity, Inc.	2,418,750	1.95%

Life Insurance
354	F&G Annuities & Life, Inc.	10,921	0.01%

Measuring & Controlling Devices, NEC
12,000	Onto Innovation Inc. *	1,894,320	1.53%

Miscellaneous Manufacturing Industries
16,600	Hillenbrand, Inc.	526,552	0.42%

Motors & Generators
12,200	Regal Rexnord Corporation	1,711,904	1.38%

Printed Circuit Boards
13,400	Jabil, Inc.	3,055,468	2.46%

Retail - Catalog & Mail-Order Houses
20,000	Insight Enterprises, Inc. *	1,629,400	1.31%

Retail - Lumber & Other Building Materials Dealers
42,700	Builders FirstSource, Inc. *	4,393,403	3.54%

Search, Detection, Navigation, Guidance, Aeronautical Systems
19,075	Garmin Ltd. (Switzerland)	3,869,364	3.12%

Semiconductors & Related Devices
80,175	Kulicke & Soffa Industries Inc. (Singapore)	3,652,773
69,400	Marvell Technology, Inc.	5,897,612
12,800	Qorvo, Inc. *	1,081,728
		10,632,113	8.56%

Services - Business Services, NEC
20,000	Concentrix Corporation	831,600	0.67%

Services - Medical Laboratories
59,400	Natera, Inc. *	13,607,946	10.96%

Services - Prepackaged Software
32,100	Progress Software Corporation *	1,379,016	1.11%

Services - Services, NEC
80,000	Enviri Corporation *	1,433,600	1.15%

Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	1,742,000	1.40%

Special Industry Machinery, NEC
12,000	Axcelis Technologies, Inc. *	964,080
40,000	Veeco Instruments Inc. *	1,143,200
		2,107,280	1.70%

Steel Pipe & Tubes
18,000	ATI Inc. *	2,065,680	1.66%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
15,600	Carpenter Technology Corporation	4,911,504	3.95%

Surgical & Medical Instruments & Apparatus
86,200	Globus Medical, Inc. - Class A *	7,526,122
110,000	Integra LifeSciences Holdings Corporation *	1,366,200
100,000	Orthofix Medical Inc. *	1,516,000
60,000	Tactile Systems Technology, Inc. *	1,740,000
		12,148,322	9.78%

Telephone & Telegraph Apparatus
72,300	ADTRAN Holdings, Inc. *	628,287	0.51%

Title Insurance
5,900	Fidelity National Financial, Inc.	322,081	0.26%

Wholesale - Computers & Peripheral Equipment & Software
10,000	TD SYNNEX Corporation	1,502,300	1.21%

Wholesale - Lumber & Other Construction Materials
42,000	Boise Cascade Company	3,091,200	2.49%

Wholesale- Medical, Dental & Hospital Equipment & Supplies
240,000	Accendra Health, Inc. *	672,000	0.54%

Wood Household Furniture, (No Upholstered)
80,000	MasterBrand, Inc. *	883,200	0.71%

Total for Common Stocks (Cost $51,113,805)		114,676,813	92.34%

REAL ESTATE INVESTMENT TRUSTS
10,350	Mid-America Apartment Communities Inc.	1,437,718	1.16%
Total for Real Estate Investment Trusts (Cost $1,225,246)

MONEY MARKET FUNDS
8,068,869	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.61% **	8,068,869	6.49%
Total for Money Market Funds (Cost $8,068,869)

Total Investment Securities		124,183,400	99.99%
	(Cost $60,407,920)

Other Assets in Excess of Liabilities		7,472	0.01%

Net Assets		$ 124,190,872	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at December 31, 2025.
The accompanying notes are an integral part of these financial statements.

Paradigm Micro-Cap Fund

		Schedule of Investments
		December 31, 2025
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
188,300	A10 Networks, Inc.	$ 3,331,027
300,000	Extreme Networks, Inc. *	4,995,000
		8,326,027	6.20%

Electric Housewares & Fans
140,000	Helen of Troy Limited *	2,975,000	2.22%

Footwear (No Rubber)
100,000	Caleres, Inc.	1,217,000	0.91%

Household Audio & Video Equipment
149,200	Arlo Technologies, Inc. *	2,087,308	1.56%

In Vitro & In Vivo Diagnostic Substances
140,000	QuidelOrtho Corporation *	3,998,400	2.98%

Industrial Organic Chemicals
5,950	Sensient Technologies Corporation	559,002	0.42%

Instruments For Measurement & Testing of Electricity & Electric Signals
100,000	Cohu, Inc. *	2,327,000	1.73%

Measuring & Controlling Devices, NEC
50,000	Onto Innovation Inc. *	7,893,000	5.88%

Motor Vehicle Parts & Accessories
100,000	Modine Manufacturing Company *	13,351,000	9.94%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
140,000	Enovis Corporation *	3,729,600	2.78%

Plastics Products, NEC
40,000	Entegris, Inc.	3,370,000	2.51%

Retail - Catalog & Mail-Order Houses
40,000	Insight Enterprises, Inc. *	3,258,800	2.43%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	350,721	0.26%

Retail - Retail Stores, NEC
200,000	Bath & Body Works, Inc.	4,016,000	2.99%

Semiconductors & Related Devices
33,700	Kulicke & Soffa Industries Inc. (Singapore)	1,535,372
140,000	Penguin Solutions, Inc. *	2,738,400
		4,273,772	3.18%

Services - Business Services, NEC
20,000	Concentrix Corporation	831,600	0.62%

Services - Computer Integrated Systems Design
300,000	Ribbon Communications Inc. *	864,000	0.64%

Services - Computer Programming Services
100,000	TruBridge, Inc. *	2,207,000	1.64%

Services - Health Services
180,000	The Pennant Group, Inc. *	5,067,000	3.77%

Services - Help Supply Services
55,000	Cross Country Healthcare, Inc. *	445,500
300,000	TTEC Holdings, Inc. *	1,080,000
		1,525,500	1.14%

Services - Home Health Care Services
19,700	Addus HomeCare Corporation *	2,115,583	1.58%

Services - Prepackaged Software
300,000	Cerence Inc. *	3,207,000
10,900	Progress Software Corporation	468,264
		3,675,264	2.74%

Services - Services, NEC
300,000	Enviri Corporation *	5,376,000	4.00%

Services - Skilled Nursing Care Facilities
40,000	The Ensign Group, Inc.	6,968,000	5.19%

Special Industry Machinery (No Metalworking Machinery)
11,600	Kadant Inc.	3,306,232	2.46%

Special Industry Machinery, NEC
9,800	Azenta, Inc. *	325,948
180,000	Veeco Instruments Inc. *	5,144,400
		5,470,348	4.07%

Surgical & Medical Instruments & Apparatus
200,000	AngioDynamics, Inc. *	2,568,000
60,900	AtriCure, Inc. *	2,409,204
500,000	Integra LifeSciences Holdings Corporation *	6,210,000
400,000	Orthofix Medical, Inc. *	6,064,000
100,000	Tactile Systems Technology, Inc. *	2,900,000
		20,151,204	15.01%

Telephone & Telegraph Apparatus
300,000	ADTRAN Holdings, Inc. *	2,607,000	1.94%

Women's, Misses', and Juniors Outerwear
147,000	J.Jill, Inc.	2,016,840	1.50%

Total for Common Stocks (Cost $78,329,926)		123,914,201	92.29%

CONTINGENT VALUE RIGHTS
300,000	Pacira BioSciences Inc. Contingent Value Rights * +	102,000	0.08%
Total for Contingent Value Rights (Cost $186,000)

MONEY MARKET FUNDS
12,626,714	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.61% **	12,626,714	9.40%
Total for Money Market Funds (Cost $12,626,714)

Total Investment Securities		136,642,915	101.77%
	(Cost $91,142,640)

Liabilities in Excess of Other Assets		(2,370,305)	-1.77%

Net Assets		$ 134,272,610	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at December 31, 2025.
+ Level 3.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Paradigm Funds

Statements of Assets and Liabilities	Value	Select
December 31, 2025	Fund	Fund

Assets:
Investment Securities at Fair Value*	$ 46,667,657	$124,183,400
Cash	130	100
Receivable for Fund Shares Sold	-	60,352
Dividends Receivable	50,165	91,064
Total Assets	46,717,952	124,334,916
Liabilities:
Payable for Fund Shares Redeemed	68,366	21,461
Payable to Advisor	51,117	122,583
Total Liabilities	119,483	144,044
Net Assets	$ 46,598,469	$124,190,872
Net Assets Consist of:
Paid In Capital	$ 20,751,938	$ 60,439,250
Total Distributable Earnings	25,846,531	63,751,622
Net Assets	$ 46,598,469	$124,190,872

Net Asset Value, Offering and Redemption Price (Note 2)	$ 48.48	$ 91.24

* Investments at Identified Cost	$ 20,806,234	$ 60,407,920

Shares Outstanding (Unlimited number of shares	961,195	1,361,075
authorized without par value)

Statements of Operations
For the fiscal year ended December 31, 2025

Investment Income:
Dividends (Net of foreign taxes of $0 and $0, respectively)	$ 535,506	$ 1,086,030
Total Investment Income	535,506	1,086,030
Expenses:
Investment Advisor Fees	612,629	1,492,674
Total Expenses	612,629	1,492,674
Less: Expenses Waived	-	(142,304)
Net Expenses	612,629	1,350,370

Net Investment Loss	(77,123)	(264,340)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	8,536,971	1,205,848
Net Change in Net Unrealized Appreciation on Investments	(6,114,208)	11,833,289
Net Realized and Unrealized Gain on Investments	2,422,763	13,039,137

Net Increase in Net Assets from Operations	$ 2,345,640	$ 12,774,797

The accompanying notes are an integral part of these financial statements.

Paradigm Funds

Statement of Assets and Liabilities	Micro-Cap
December 31, 2025	Fund

Assets:
Investment Securities at Fair Value*	$ 136,642,915
Receivable for Fund Shares Sold	6,749
Dividends Receivable	100,273
Total Assets	136,749,937
Liabilities:
Payable for Securities Purchased	2,202,165
Payable for Fund Shares Redeemed	128,054
Payable to Advisor	147,108
Total Liabilities	2,477,327
Net Assets	$ 134,272,610
Net Assets Consist of:
Paid In Capital	$ 88,935,053
Total Distributable Earnings	45,337,557
Net Assets	$ 134,272,610

Net Asset Value, Offering and Redemption Price (Note 2)	$ 44.83

* Investments at Identified Cost	$ 91,142,640

Shares Outstanding (Unlimited number of shares	2,995,417
authorized without par value)

Statement of Operations
For the fiscal year ended December 31, 2025

Investment Income:
Dividends (Net of foreign taxes $0)	$ 768,812
Total Investment Income	768,812
Expenses:
Investment Advisor Fees	1,802,626
Total Expenses	1,802,626

Net Investment Loss	(1,033,814)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	18,598,999
Net Change in Net Unrealized Appreciation on Investments	(26,556,555)
Net Realized and Unrealized Gain (Loss) on Investments	(7,957,556)

Net Decrease in Net Assets from Operations	$ (8,991,370)

The accompanying notes are an integral part of these financial statements.

Paradigm Funds

Statements of Changes in Net Assets	Value Fund		Select Fund

	1/1/2025	1/1/2024	1/1/2025	1/1/2024
	to	to	to	to
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
From Operations:
Net Investment Income (Loss)	$ (77,123)	$ (243,873)	$ (264,340)	$ 16,481
Net Realized Gain on Investments	8,536,971	6,427,259	1,205,848	3,637,942
Net Change in Unrealized Appreciation on Investments	(6,114,208)	(85,021)	11,833,289	15,259,500
Net Increase in Net Assets from Operations	2,345,640	6,098,365	12,774,797	18,913,923

From Distributions to Shareholders:	(8,155,535)	(6,037,857)	(173,838)	(23,415)

From Capital Share Transactions:
Proceeds From Sale of Shares	1,208,091	1,635,894	11,027,135	14,562,413
Proceeds from Redemption Fees (Note 2)	231	720	3,557	10,753
Shares Issued on Reinvestment of Dividends	7,673,751	5,929,185	168,583	22,745
Cost of Shares Redeemed	(6,337,564)	(8,333,601)	(29,957,976)	(17,460,873)
Net Increase (Decrease) from Shareholder Activity	2,544,509	(767,802)	(18,758,701)	(2,864,962)

Net Increase (Decrease) in Net Assets	(3,265,386)	(707,294)	(6,157,742)	16,025,546

Net Assets at Beginning of Year	49,863,855	50,571,149	130,348,614	114,323,068

Net Assets at End of Year	$ 46,598,469	$ 49,863,855	$ 124,190,872	$ 130,348,614

Share Transactions:
Issued	21,948	27,447	135,578	190,568
Reinvested	156,448	107,471	1,830	282
Redeemed	(120,189)	(139,485)	(392,391)	(228,941)
Net Increase (Decrease) in Shares	58,207	(4,567)	(254,983)	(38,091)
Shares Outstanding Beginning of Year	902,988	907,555	1,616,058	1,654,149
Shares Outstanding End of Year	961,195	902,988	1,361,075	1,616,058

The accompanying notes are an integral part of these financial statements.

Paradigm Funds

Statements of Changes in Net Assets	Micro-Cap Fund

	1/1/2025	1/1/2024
	to	to
	12/31/2025	12/31/2024
From Operations:
Net Investment Loss	$ (1,033,814)	$ (1,208,535)
Net Realized Gain on Investments	18,598,999	10,996,156
Net Change in Unrealized Appreciation on Investments	(26,556,555)	10,619,147
Net Increase (Decrease) in Net Assets from Operations	(8,991,370)	20,406,768

From Distributions to Shareholders:	(18,560,520)	(10,148,863)

From Capital Share Transactions:
Proceeds From Sale of Shares	4,939,357	11,761,916
Proceeds from Redemption Fees (Note 2)	5,285	8,589
Shares Issued on Reinvestment of Dividends	18,515,361	10,026,592
Cost of Shares Redeemed	(29,606,277)	(17,155,302)
Net Increase (Decrease) from Shareholder Activity	(6,146,274)	4,641,795

Net Increase (Decrease) in Net Assets	(33,698,164)	14,899,700

Net Assets at Beginning of Year	167,970,774	153,071,074

Net Assets at End of Year	$ 134,272,610	$ 167,970,774

Share Transactions:
Issued	98,800	214,720
Reinvested	407,200	184,380
Redeemed	(593,504)	(313,391)
Net Increase (Decrease) in Shares	(87,504)	85,709
Shares Outstanding Beginning of Year	3,082,921	2,997,212
Shares Outstanding End of Year	2,995,417	3,082,921

The accompanying notes are an integral part of these financial statements.

Paradigm Value Fund

Financial Highlights

Selected data for a share outstanding throughout each year:	1/1/2025		1/1/2024		1/1/2023		1/1/2022	1/1/2021
	to		to		to		to	to
	12/31/2025		12/31/2024		12/31/2023		12/31/2022	12/31/2021

Net Asset Value - Beginning of Year	$ 55.22		$ 55.72		$ 52.32		$ 71.43	$ 56.29
Net Investment Loss (a)	(0.09)		(0.28)		(0.26)		(0.29)	(0.53)
Net Gain (Loss) on Investments (Realized and Unrealized)	3.36		7.32		7.27		(14.28)	17.56
Total from Investment Operations	3.27		7.04		7.01		(14.57)	17.03

Distributions (From Net Investment Income)	-		-		-		-	-
Distributions (From Capital Gains)	(10.01)		(7.54)		(3.61)		(4.55)	(1.91)
Total Distributions	(10.01)		(7.54)		(3.61)		(4.55)	(1.91)
Proceeds from Redemption Fees (Note 2)	-	+	-	+	-	+	0.01	0.02

Net Asset Value - End of Year	$ 48.48		$ 55.22		$ 55.72		$ 52.32	$ 71.43
Total Return (b)	5.72%		12.65%		13.31%		(20.42)%	30.30%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 46,598		$ 49,864		$ 50,571		$ 48,520	$ 76,200

Ratio of Expenses to Average Net Assets	1.33%		1.50%		1.50%		1.50%	1.50%
Ratio of Net Investment Loss to Average
Net Assets	(0.17)%		(0.47)%		(0.48)%		(0.50)%	(0.78)%

Portfolio Turnover Rate	26.94%		25.56%		12.04%		1.87%	10.61%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
+ Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

Paradigm Select Fund

Financial Highlights

Selected data for a share outstanding throughout each year:	1/1/2025		1/1/2024	1/1/2023		1/1/2022	1/1/2021
	to		to	to		to	to
	12/31/2025		12/31/2024	12/31/2023		12/31/2022	12/31/2021

Net Asset Value - Beginning of Year	$ 80.66		$ 69.11	$ 54.61		$ 74.25	$ 56.71
Net Investment Income (Loss) (a)	(0.18)		0.01	0.22		(0.02)	(0.19)
Net Gain (Loss) on Investments (Realized and Unrealized)	10.89		11.54	14.49		(19.64)	17.78
Total from Investment Operations	10.71		11.55	14.71		(19.66)	17.59

Distributions (From Net Investment Income)	-	+	(0.01)	(0.21)		-	-
Distributions (From Capital Gains)	(0.13)		-	-		(0.01)	(0.13)
Total Distributions	(0.13)		(0.01)	(0.21)		(0.01)	(0.13)
Proceeds from Redemption Fees (Note 2)	-	+	0.01	-	+	0.03	0.08

Net Asset Value - End of Year	$ 91.24		$ 80.66	$ 69.11		$ 54.61	$ 74.25
Total Return (b)	13.27%		16.73%	26.94%		(26.44)%	31.16%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$124,191		$130,349	$114,323		$ 93,491	$148,527

Before Waiver
Ratio of Expenses to Average Net Assets	1.27%		1.50%	1.50%		1.50%	1.50%
After Waiver
Ratio of Expenses to Average Net Assets (c)	1.15%		1.15%	1.15%		1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	(0.23)%		0.01%	0.36%		(0.04)%	(0.28)%

Portfolio Turnover Rate	15.49%		15.11%	21.49%		29.45%	8.64%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

Paradigm Micro-Cap Fund

Financial Highlights

Selected data for a share outstanding throughout each year:	1/1/2025		1/1/2024		1/1/2023		1/1/2022	1/1/2021
	to		to		to		to	to
	12/31/2025		12/31/2024		12/31/2023		12/31/2022	12/31/2021

Net Asset Value - Beginning of Year	$ 54.48		$ 51.07		$ 43.32		$ 54.57	$ 43.13
Net Investment Loss (a)	(0.36)		(0.41)		(0.39)		(0.41)	(0.47)
Net Gain (Loss) on Investments (Realized and Unrealized)	(2.15)		7.31		8.14		(10.85)	12.51
Total from Investment Operations	(2.51)		6.90		7.75		(11.26)	12.04

Distributions (From Net Investment Income)	-		-		-		-	-
Distributions (From Capital Gains)	(7.14)		(3.49)		-		-	(0.61)
Total Distributions	(7.14)		(3.49)		-		-	(0.61)
Proceeds from Redemption Fees (Note 2)	-	+	-	+	-	+	0.01	0.01

Net Asset Value - End of Year	$ 44.83		$ 54.48		$ 51.07		$ 43.32	$ 54.57
Total Return (b)	(4.79)%		13.52%		17.89%		(20.62)%	27.94%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$134,273		$167,971		$153,071		$113,330	$160,046

Ratio of Expenses to Average Net Assets	1.25%		1.25%		1.25%		1.25%	1.25%
Ratio of Net Investment Loss to Average
Net Assets	(0.72)%		(0.74)%		(0.82)%		(0.92)%	(0.91)%

Portfolio Turnover Rate	86.64%		47.87%		38.31%		34.91%	46.02%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
+ Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
PARADIGM FUNDS
December 31, 2025

1.) ORGANIZATION
Paradigm Funds (the “Trust”) is an open-end management investment company that was organized in Ohio as a business trust on September 13, 2002, that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. Value’s investment objective is long-term capital appreciation. The Paradigm Select Fund (“Select”) commenced operations on January 1, 2005. Select’s investment objective is long-term capital appreciation. The Paradigm Micro-Cap Fund (“Micro-Cap”) commenced operations on January 1, 2008. Micro-Cap’s investment objective is long-term capital appreciation. Under normal circumstances, Micro-Cap invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. Value, Select and Micro-Cap are all diversified funds. The advisor to Value, Select and Micro-Cap (each a “Fund” and collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Funds follow the significant accounting policies described in this section.

REPORTING SEGMENTS:
Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and his role, the Chief Executive Officer at the Advisor is deemed to be the Chief Operating Decision Maker.

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER:
Security transactions are recorded based on the trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Funds use the highest cost basis which is a form of specific identification in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION:
Each Fund’s net asset value (the “NAV”) is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days or less of purchase. During the fiscal year ended December 31, 2025, proceeds from redemption fees were $231, $3,557 and $5,285 for Value, Select and Micro-Cap, respectively.

INCOME TAXES:
The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended December 31, 2025, the Funds did not incur any interest or penalties.

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. As a result of each Fund’s continued compliance with the IRC requirements of regulated investment companies and each Fund’s limited, if any, exposure to foreign withholding taxes on dividends received, management has determined that there is no material impact of the ASU on the Funds’ financial statements.

ESTIMATES:
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund. These adjustments were primarily attributed to the reclassification of net operating loss and the use of equalization for tax purposes.

Value
Paid in Capital	$304,313
Total Distributable Earnings	($304,313)

Select
Paid in Capital	($264,340)
Total Distributable Earnings	$264,340

Micro-Cap
Paid in Capital	($884,660)
Total Distributable Earnings	$884,660

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the assets or liabilities, and would be based on the best information available.

The availability of inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Committee, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the underlying funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s Valuation and Fair Value Pricing Policies and Procedures, the Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940 (the "1940 Act") and oversees the Valuation Committee.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2025:

Value:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 44,719,736	$ -	$ -	$ 44,719,736
Real Estate Investment Trust	1,451,610	-	-	1,451,610
Money Market Funds	496,311	-	-	496,311
Total	$ 46,667,657	$ -	$ -	$ 46,667,657

Select:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 114,676,813	$ -	$ -	$ 114,676,813
Real Estate Investment Trust	1,437,718	-	-	1,437,718
Money Market Funds	8,068,869	-	-	8,068,869
Total	$ 124,183,400	$ -	$ -	$ 124,183,400

Micro-Cap:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 123,914,201	$ -	$ -	$ 123,914,201
Contingent Value Rights	-	-	102,000	102,000
Money Market Funds	12,626,714	-	-	12,626,714
Total	$ 136,540,915	$ -	$ 102,000	$ 136,642,915

The Funds did not hold any material level 3 assets during the fiscal year ended December 31, 2025. As of December 31, 2025, level 3 contingent value rights held in Micro-Cap represented 0.08% of the Fund's net assets. A reconciliation of level 3 investments, including certain disclosures related to significant inputs used in valuing level 3 investments, is therefore excluded.

The Funds did not invest in derivative instruments during the fiscal year ended December 31, 2025.

4.) INVESTMENT ADVISORY AGREEMENTS
The Trust, with respect to each of the Funds, has an investment advisory agreement (collectively the “Management Agreements”) with the Advisor. Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which a Fund may be a party and indemnification of the Trustees and Trust officers with respect thereto. The Funds will also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the 1940 Act, as amended (none are currently authorized). The Advisor also pays the salaries and fees of all of its officers and employees that serve as Trustees and Trust Officers. For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 1.25%, 1.15% and 1.25% of the average daily net assets from Value, Select and Micro-Cap, respectively. Prior to May 1, 2025, the Advisor received investment management fees of Value and Select was 1.50% of each Fund's average daily net assets. The Advisor’s investment management fee is accrued daily and is typically paid monthly. As a result of the above calculations, for the fiscal year ended December 31, 2025, the Advisor earned management fees (before the waivers described below) totaling $612,629, $1,492,674 and $1,802,626 for Value, Select and Micro-Cap, respectively. At December 31, 2025, $51,117, $122,583 and $147,108 was due to the Advisor from Value, Select and Micro-Cap, respectively. Prior to May 1, 2025, the Advisor has contractually agreed to waive management fees and/or reimburse Select to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.15% of daily net assets through April 30, 2025. The Advisor waived $142,304 for the fiscal year ended December 31, 2025, for Select, pursuant to its contractual agreement. There is no recapture provision to this waiver.

5.) RELATED PARTY TRANSACTIONS
Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were each paid $10,000, except Mr. Gary Greenhouse who received $8,000, for a total of $38,000, in Trustees fees for the fiscal year ended December 31, 2025, for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the fiscal year ended December 31, 2025, purchases and sales of investment securities other than U.S. government obligations and short-term investments were as follows:

	Value	Select	Micro-Cap
Purchases	$11,932,400	$17,554,470	$117,612,449
Sales	$17,978,120	$33,493,548	$144,572,053

There were no purchases or sales of U.S. Government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the 1940 Act. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 43.54%, of Select and 79.53% of Micro-Cap, and therefore may be deemed to control Select and Micro-Cap.

8.) TAX MATTERS
For federal income tax purposes, at December 31, 2025, the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value	Select	Micro-Cap
Cost of Investments	$ 20,821,126	$ 60,432,157	$ 91,333,843

Gross Unrealized Appreciation	$ 27,001,029	$ 66,921,975	$ 49,181,561
Gross Unrealized Depreciation	(1,154,498)	(3,170,732)	(3,872,489)
Net Unrealized Appreciation
(Depreciation) on Investments	$ 25,846,531	$ 63,751,243	$ 45,309,072

The tax character of distributions paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:
	Fiscal Year Ended		Fiscal Year Ended
	December 31, 2025		December 31, 2024
Value
Ordinary Income	$ -		$ -
Long-term Capital Gain	8,155,535		6,037,857
	$ 8,155,535		$ 6,037,857

Select
Ordinary Income	$ 88		$ 23,415
Long-term Capital Gain	173,750		-
	$ 173,838		$ 23,415

Micro-Cap
Ordinary Income	$ -		$ -
Long-term Capital Gain	18,560,520		10,148,863
	$ 18,560,520		$ 10,148,863

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

		Value	Select
Accumulated Undistributed Capital Gains		$ -	$ 379
Net Unrealized Appreciation		25,846,531	63,751,243
		$ 25,846,531	$ 63,751,622

		Micro-Cap
Accumulated Undistributed Capital Gains		$ 28,485
Net Unrealized Appreciation		45,309,072
		$ 45,337,557

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and temporary tax basis adjustments resulting from underlying investment mergers. All capital loss carryforwards have no expiration. Select utilized $998,451 of Short-Term Capital Loss Carryforward during the year ended December 31, 2025.

9.) SECTOR CONCENTRATION RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of December 31, 2025, Value had 30% and 30% of investments held invested in stocks within the Health Care and the Information Technology sectors, respectively; Select had 31%, 28% and 27% of its investments held invested in stocks within the Information Technology, Health Care and Industrials sectors, respectively; and Micro-Cap had 33% and 33% of its investments held invested in stocks within the Health Care and Information Technology sectors, respectively.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Paradigm Funds

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Paradigm Funds comprising Paradigm Value Find, Paradigm Select Fund, and Paradigm Micro-Cap Fund (the “Funds”) as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds' auditor since 2004.

/s/ Cohen & Company, Ltd.
COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 24, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7. The registrant paid the Chief Compliance Officer $0 for the fiscal year ended December 31, 2025.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)) are effective in design and operation.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/ Candace King Weir
Candace King Weir
President

Date: 3/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir
Candace King Weir
President (Principal Executive Officer)

Date: 3/2/2026

By: /s/ Peter J. McMillen
Peter J. McMillen
Chief Financial Officer (Principal Financial Officer)

Date: 3/2/2026